UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

The schedule of investments as of March 31, 2006 is filed herewith.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2006 (unaudited)

Security Description	Principal Amount	Value (Note 1)
Short-Term Investment Securities — 87.1%
ASSET-BACKED COMMERCIAL PAPER — 48.6%
Amstel Funding Corp.
4.73% due 06/01/06*	$23,000,000	$22,821,705
4.77% due 06/08/06*	20,000,000	19,825,100
Amsterdam Funding Corp.
4.78% due 06/06/06*	24,000,000	23,796,053
Apreco LLC
4.56% due 04/11/06*	24,000,000	23,975,680
4.67% due 05/04/06*	24,000,000	23,903,487
Atlantis One Funding
4.52% due 04/24/06*	25,000,000	24,934,083
CAFCO LLC
4.54% due 04/05/06*	25,000,000	24,993,694
4.60% due 05/01/06*	24,000,000	23,914,227
CRC Funding LLC
4.78% due 06/05/06*	20,000,000	19,832,700
Cancara Asset Securitization, Ltd.
4.60% due 04/28/06*	24,000,000	23,923,333
4.81% due 06/16/06*	24,000,000	23,762,707
Chariot Funding LLC
4.55% due 04/04/06*	24,000,000	23,996,967
Charta LLC
4.62% due 05/09/06*	24,000,000	23,889,120
Ciesco LP
4.45% due 04/05/06*	25,000,000	24,993,826
Clipper Receivables Co. LLC
4.55% due 04/03/06*	24,000,000	24,000,000
Edison Asset Securitization LLC
4.56% due 04/10/06*	25,000,000	24,977,833
4.65% due 05/17/06*	23,000,000	22,869,283
Galaxy Funding, Inc.
4.61% due 05/09/06*	25,000,000	24,884,750
Giro Funding U.S. Corp.
4.56% due 04/20/06*	24,000,000	23,948,320
Govco, Inc.
4.48% due 04/12/06*	25,000,000	24,972,000
4.70% due 05/23/06*	25,000,000	24,837,326
Greyhawk Funding LLC
4.44% due 04/10/06*	25,000,000	24,978,417
4.64% due 04/10/06*	24,000,000	23,978,347
Ranger Funding Co. LLC
4.55% due 04/03/06*	24,000,000	24,000,000
Surrey Funding Corp.
4.66% due 04/24/06*	19,000,000	18,948,352
4.58% due 04/28/06*	25,000,000	24,920,486
Sydney Capital Corp.
4.62% due 05/05/06*	24,000,000	23,901,440
4.65% due 05/15/06*	24,000,000	23,869,800
Thames Asset Global Securitization
4.57% due 04/24/06*	25,000,000	24,933,354
4.81% due 06/12/06*	23,000,000	22,784,886
Windmill Funding Corp.
4.54% due 04/03/06*	24,000,000	24,000,000
4.55% due 04/06/06*	24,000,000	23,990,900
White Pine Finance LLC
4.52% due 04/18/06*	25,000,000	24,952,917

Total Asset-Backed Commercial Paper
(amortized cost $784,311,093)		784,311,093

CERTIFICATES OF DEPOSIT — 13.1%
BNP Paribas New York Branch
4.78% due 06/06/06	23,000,000	23,000,202
Barclays Bank PLC
4.72% due 05/23/06	24,000,000	24,000,329
Citibank N.A.
4.54% due 04/20/06	24,000,000	24,000,000
Dexia Credit Local New York
4.58% due 10/03/06+	24,000,000	23,998,195
Rabobank Nederland New York
4.29% due 04/18/06+	24,000,000	23,997,482
Royal Bank of Scotland
4.31% due 09/29/06	24,000,000	24,000,000
Societe Generale New York
4.51% due 04/18/06	24,000,000	24,000,049
4.57% due 04/27/06	22,000,000	22,000,073
UBS AG
4.50% due 04/11/06	23,000,000	23,000,000

Total Certificates of Deposit
(amortized cost $211,996,330)		211,996,330

COMMERCIAL PAPER — 14.1%
Bear Stearns Co., Inc.
4.46% due 04/10/06*	24,000,000	23,979,187
4.56% due 04/03/06*	23,000,000	23,000,000
General Electric Capital Corp.
4.59% due 05/03/06	25,000,000	24,904,375
4.74% due 06/05/06	23,000,000	22,809,215
Goldman Sachs Group, Inc.
4.75% due 04/18/06+	24,000,000	24,000,000
HBOS Treasury Services
4.44% due 04/06/06	24,000,000	23,991,120
4.62% due 05/10/06	20,000,000	19,905,033
Nordea North America, Inc.
4.73% due 06/05/06	23,000,000	22,809,618
Svenska Handlesbanken, Inc.
4.90% due 02/08/07	19,000,000	19,000,000
4.80% due 06/15/06	24,000,000	23,766,400

Total Commercial Paper
(amortized cost $228,164,948)		228,164,948

MEDIUM TERM NOTES — 8.3%
Merrill Lynch & Co., Series C
4.73% due 04/18/06+	21,000,000	21,000,000
Sedna Finance, Inc.
4.60% due 04/03/06*+	19,000,000	18,999,209
4.78% due 04/25/06*+	25,000,000	25,000,000
Sigma Finance, Inc.
4.62% due 04/06/06*+	25,000,000	25,000,000
4.70% due 04/18/06*+	25,000,000	24,998,867
Wells Fargo & Co.
4.60% due 04/03/06+	19,000,000	19,000,000

Total Medium Term Notes
(amortized cost $133,998,076)		133,998,076

TAXABLE MUNICIPAL MEDIUM TERM NOTES — 0.6%
Illinois Student Assistance Commission
4.83% due 04/05/06+
(amortized cost $10,000,000)	10,000,000	10,000,000

U.S. GOVERNMENT AGENCIES — 2.4%
Agency for International Development Panama
5.07% due 04/04/06+	2,613,745	2,621,843
Federal National Mortgage Association
4.00% due 08/08/06	24,000,000	24,000,000
4.78% due 04/03/06+	12,000,000	11,999,882

		35,999,882

Total U.S. Government Agencies
(amortized cost $38,621,725)		38,621,725

Total Short-Term Investment Securities — 87.1%
(amortized cost $1,407,092,172)		1,407,092,172

REPURCHASE AGREEMENTS — 12.9%
State Street Bank & Trust Co.
Joint Repurchase Agreement(1)	96,000	96,000
United Bank of Switzerland
Joint Repurchase Agreement(1)	208,000,000	208,000,000

Total Repurchase Agreements
(amortized cost $208,096,000)		208,096,000

TOTAL INVESTMENTS
(amortized cost $1,615,188,172@)	99.9%	1,615,188,172
Liabilities in excess of other assets	0.1	201,786

NET ASSETS	100.0%	$1,615,389,958

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registraiton of these securities. At March 31, 2006, the aggregate value of these securities was $ 925,288,356, representing 57.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	At March 31, 2006, the cost of securities for federal income tax purposes was the same for book purposes.

+	Variable rate security — the rate reflected is as of March 31, 2006; maturity date reflects next reset date.

(1)	See Note 2 for details of the Joint Repurchase Agreement

Portfolio breakdown as a percentage of net assets (excluding Repurchase Agreements) by industry

Asset Backed/Multi-Asset	20.6%	Asset Backed/Receivables	11.8%
Finance	14.5%	Diversified Financial Services	2.9%
Asset Backed/Securities	16.0%	Soverign Agency	2.4%
Foreign Banks	17.0%	Regional Banks	1.2%
Repurchase Agreements	12.9%	Municipalities	0.6%

			99.9%

See Notes to Portfolio of Investments

Sunamerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2006 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS — 92.1%
Alabama — 3.2%
Stevenson, Alabama Industrial Development Board Environmental Improvement (LOC-JP Morgan Chase Bank)
3.26% due 04/05/06+	$3,000,000	$3,000,000

Alaska — 1.1%
Anchorage Alaska Tax Anticipation Notes
4.50% due 12/28/06	1,000,000	1,008,270

Arizona — 5.0%
Maricopa County, Arizona Industrial Development Authority, Series A (LOC-Wells Fargo Bank N.A.)
3.29% due 04/06/06+	1,510,000	1,510,000
Maricopa County, Arizona Industrial Development Authority (LOC-Harris Trust & Savings Bank)
3.26% due 04/06/06+	850,000	850,000
Mesa, Arizona Industrial Development Authority
3.16% due 04/05/06+	2,300,000	2,300,000

		4,660,000

California — 2.7%
California State Revenue Anticipation Notes
4.50% due 06/30/06	2,500,000	2,508,866

Colorado — 2.3%
Colorado Springs, Colorado National Strength and Conditioning Assoc. (LOC-Wells Fargo Bank N.A.)
3.29% due 04/06/06+	1,380,000	1,380,000
Durango, Colorado Community Health & Human Services (LOC-Wells Fargo Bank N.A.)
3.29% due 04/06/06+	750,000	750,000

		2,130,000

Delaware — 1.6%
Delaware State Economic Development Authority Revenue
3.18% due 04/06/06+	1,000,000	1,000,000
Delaware State Economic Development Authority Revenue
3.18% due 04/06/06+	500,000	500,000

		1,500,000

Florida — 4.3%
Lakeland, Florida Energy Systems, Series A
3.20% due 04/05/06+	2,000,000	2,000,000
Lakeland, Florida Energy Systems
3.20% due 04/05/06+	2,000,000	2,000,000

		4,000,000

Georgia — 1.8%
Fulton County, Georgia Development Authority (LOC-Wachovia Bank N.A.)
3.18% due 04/06/06+	1,700,000	1,700,000

Illinois — 7.5%
Chicago, Illinois O’Hare International Airport, Series B (LOC-Societe Generale)
3.22% due 04/05/06+	845,000	845,000
Chicago, Illinois Waterworks (LOC-Bank One N.A.)
3.17% due 04/05/06+	500,000	500,000
Illinois Health Facilities Authority, Series B
3.22% due 04/06/06+	2,800,000	2,800,000
Illinois State General Obligation
4.50% due 04/28/06	1,000,000	1,000,925
Warren County, Illinois Community Medical Center (LOC-Wells Fargo Bank N.A.)
3.29% due 04/06/06+	1,805,000	1,805,000

		6,950,925

Indiana — 5.8%
Indiana Health Facility Financing Authority, Series I
3.21% due 04/05/06+	3,925,000	3,925,000
Marion, Indiana Economic Development Revenue (LOC-Bank of America N.A.)
3.18% due 04/05/06+	1,500,000	1,500,000

		5,425,000

Iowa — 1.9%
Iowa Financial Authority, Series F (LOC-Wells Fargo Bank N.A.)
3.22% due 04/06/06+	1,100,000	1,100,000
Iowa Financial Authority Child Services, Series B (LOC-Wells Fargo Bank N.A.)
3.29% due 04/06/06+	370,000	370,000
Iowa Higher Education Loan Authority
3.29% due 04/06/06+	100,000	100,000
Storm Lake, Iowa Higher Education Facilities
3.34% due 04/06/06+	185,000	185,000

		1,755,000

Kentucky 3.2%
Breckinridge County Kentucky Lease Program Revenue (LOC-U.S. Bank N.A.)
3.19% due 04/05/06+	300,000	300,000
Breckinridge County Kentucky Lease Program Revenue, Series A (LOC-U.S. Bank N.A.)
3.19% due 04/05/06+	2,630,000	2,630,000

		2,930,000

Michigan — 4.4%
Detroit, Michigan Sewage Disposal, Series C-1
3.17% due 04/06/06+	975,000	975,000
Detroit, Michigan Sewage Disposal, Series C-2
3.17% due 04/06/06+	3,000,000	3,000,000
Michigan State Strategic Fund Ltd. Obligation (LOC-Fifth Third Bank)
3.21% due 04/05/06+	145,000	145,000

		4,120,000

Missouri — 1.9%
Missouri Higher Education Loan Authority Student Loan, Series B
3.23% due 04/05/06+	1,800,000	1,800,000

Nebraska — 1.6%
Douglas County, Nebraska Solid Waste Disposal, Series A (LOC-Wachovia Bank N.A.)
3.23% due 04/06/06+	1,500,000	1,500,000

New Jersey 3.2%
New Jersey State Tax & Revenue Anticipation Notes
4.50% due 06/23/06	3,000,000	3,008,787

New Mexico — 4.0%
Albuquerque, New Mexico Educational Facilities
3.22% due 04/05/06+	3,700,000	3,700,000

New York — 4.0%
Metropolitan Transportation Authority, Series G-2
3.14% due 04/06/06+	600,000	600,000
New York, New York, Series B-2 (LOC-Morgan Guaranty Trust)
3.09% due 04/03/06+	800,000	800,000
New York City, New York Municipal Water Finance Authority, Series C
3.09% due 04/03/06+	2,300,000	2,300,000

		3,700,000

North Carolina — 6.6%
Charlotte, North Carolina Certificates of Participation, Series B
3.23% due 04/06/06+	3,000,000	3,000,000
Durham, North Carolina Public Improvement
3.19% due 04/06/06+	300,021	300,021
Mecklenburg County, North Carolina Certificates of Participation
3.18% due 04/06/06+	300,000	300,000
North Carolina Medical Care Commission Hospital, Series B
3.18% due 04/06/06+	1,500,000	1,500,000
North Carolina State Water & Sewer System (LOC-Bank of America N.A.)
3.20% due 04/05/06+	1,000,000	1,000,000

		6,100,021

North Dakota — 3.4%
North Dakota State Housing Finance Agency, Series A
3.22% due 04/05/06+	3,135,000	3,135,000

Ohio — 6.5%
Cleveland, Ohio Airport System, Series D (LOC-WestLb AG)
3.22% due 04/05/06+	2,745,000	2,745,000
Franklin County, Ohio Hospital, Series B (LOC-Citibank N.A.)
3.17% due 04/06/06+	3,320,000	3,320,000

		6,065,000

Pennsylvania — 4.4%
Delaware Valley, Pennsylvania Regional Financial Authority, Series A (LOC-National Australia Bank)
3.18% due 04/05/06+	300,000	300,000
Delaware Valley, Pennsylvania Regional Financial Authority, Series C (LOC-National Australia Bank)
3.18% due 04/05/06+	1,700,000	1,700,000
Pennsylvania State Turnpike Commission, Series A-1
3.22% due 04/05/06+	1,000,000	1,000,000
Pennsylvania State Turnpike Commission, Series U
3.15% due 04/06/06+	900,000	900,000
Philadelphia, Pennsylvania Authority for Industrial Development (LOC-GE Capital Corp.)
3.17% due 04/05/06+	200,000	200,000

.		4,100,000

South Carolina — 1.2%
South Carolina Jobs Economic Development Authority (LOC-Bank of America N.A.)
3.23% due 04/05/06+	1,100,000	1,100,000

Tennessee — 2.2%
Jackson Energy Authority Wastewater System
3.18% due 04/06/06+	2,000,000	2,000,000

Texas — 4.4%
Gulf Coast Waste Disposal Authority, Series A (LOC-JP Morgan Chase Bank)
3.23% due 04/06/06+	100,000	100,000
Texas State Tax & Revenue Anticipation Notes
4.50% due 08/31/06	4,000,000	4,023,934

		4,123,934

Washington — 1.6%
Port Seattle, Washington Industrial
Development Corp. (LOC-Citibank N.A.)
3.23% due 04/05/06+	1,500,000	1,500,000

Wisconsin — 2.2%
Wisconsin State Health & Educational Facilities Authority (LOC-Citibank N.A.)
3.18% due 04/06/06+	2,000,000	2,000,000

Registered Investment Companies — 0.1%
SSGA Tax Free Money Market Fund	41,802	41,802

TOTAL SHORT-TERM INVESTMENTS
(amortized cost $85,562,605*)	92.1%	85,562,605
Other assets less liabilities	7.9	7,312,122

NET ASSETS	100.0%	$92,874,727

*	At March 31, 2006, the cost of securities for federal income tax purposes was the same for book purposes.

+	Variable rate security - the rate reflected is as of March 31, 2006; maturity date reflects next reset date.

LOC	— Letter of Credit

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2006 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

Note 2. Repurchase Agreements

As of March 31, 2006, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank &

Trust	Co.:

Fund	Percentage Interest	Principal Amount
Money Market Fund	0.09%	$96,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated March 31, 2006, bearing interest at a rate of 4.00% per annum, with a principle amount of

$101,454,000, a repurchase price of $101,487,818 and a maturity date of April 3, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.25%	04/30/06	$89,725,000	$90,397,938
U.S. Treasury Notes	4.63	05/15/06	12,865,000	13,086,522

In addition, at March 31, 2006, the following Funds held an undivided interest in a joint repurchase agreement with UBS

Securities, LLC:

Fund	Percentage Interest	Principal Amount
Money Market Fund	43.79%	$208,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated March 31, 2006, bearing interest at a rate of 4.53% per annum, with a principal amount of $475,000,000 a repurchase price of $475,179,313, and a maturity date of April 3, 2006. The repurchase agreement is is collateralizedby the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.00%	01/15/26	$50,000,000	$47,500,000
U.S. Treasury Inflation Index Notes	3.63	04/15/28	183,239,000	280,126,621
U.S. Treasury Inflation Index Notes	3.88	04/15/29	100,000,000	156,875,000

Note 3. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (the “Adviser”), AIG SunAmerica Capital Services, Inc., (the “Distributor”), and AIG Global Investment Corp., the subadviser to the SunAmerica Municipal Money Market Fund (the “Subadviser), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, the Distributor and the Subadviser received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, subadviser or principal underwriter of the Funds. The Adviser, Subadviser and Distributer expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, Distributor and Subadviser believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: May 26, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: May 26, 2006